Equity (Details 1) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Changes in equity [abstract]
Issued as at January 1	[1]	1,956	1,601		1,122
Issuance of ADSs (See D below)		8,573	343	[1]	326	[1]
Issuance of shares (See Note 5)				[1]	80	[1]
Vesting of RSUs		7	10	[1]	12	[1]
Exercise of warrants		6,675	3	[1]	61	[1]
Issued as at December 31		17,211	1,956	[1]	1,601	[1]

[1]	Restated to reflect a 1:10 reverse ratio of the ADSs, that took place in August 2020.